Operating Leases (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Neese [Member]
Operating lease right-of-use lease asset	$ 624,157	$ 624,157
Accumulated amortization	90,164	(59,077)
Net balance	533,993	565,080
Lease liability, current portion	65,451	63,253
Lease liability, long term	468,542	501,827
Total operating lease liabilities	$ 533,993	$ 565,080
Weighted Average Remaining Lease Term - operating leases	80 months	86 months
Weighted Average Discount Rate - operating leases	6.85%	6.85%
Goedeker [Member]
Operating lease right-of-use lease asset	$ 2,300,000	$ 2,300,000
Accumulated amortization	507,128	(299,335)
Net balance	1,792,872	2,000,665
Lease liability, current portion	375,885	422,520
Lease liability, long term	1,416,987	1,578,235
Total operating lease liabilities	$ 1,792,872	$ 2,000,755
Weighted Average Remaining Lease Term - operating leases	45 months	51 months
Weighted Average Discount Rate - operating leases	6.50%	6.50%